CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income
Net (loss) income	$ 89,524	$ 71,611	$ 52,176
Other comprehensive income (loss):
Unrealized net gain (loss) on qualifying cash flow hedging instruments	904	(2,302)	2,931
Other comprehensive income (loss)	904	(2,302)	2,931
Comprehensive income	90,428	69,309	55,107
Comprehensive income attributable to:
Owners' and Dropdown Predecessor Equity	80,565	60,059	46,095
Non-controlling interest	9,863	9,250	9,012
Comprehensive income	$ 90,428	$ 69,309	$ 55,107